Equity - Subscribed and paid-in capital and capital reserve (Details)	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	312,873,599	312,531,248
Conversions (in shares)		0
Vested awards (in shares)	1,373,921	342,351
Ending balance (in shares)	314,247,520	312,873,599
Issued	2,149,169,000	700,092,000
Class B common stock
Disclosure of classes of share capital [line items]
Issued	226,691,000	115,660
Non voting shares [member] | Class A common stock
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	294,124,829	266,490,063
Conversions (in shares)		27,292,415
Vested awards (in shares)	1,373,921	342,351
Ending balance (in shares)	295,498,750	294,124,829
Voting shares [member] | Class B common stock
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	18,748,770	46,041,185
Conversions (in shares)		(27,292,415)
Vested awards (in shares)	0	0
Ending balance (in shares)	18,748,770	18,748,770